UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2006
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    August 14, 2006

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $580,565,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    12765   548084 SH       SOLE                   548084
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     6451   193949 SH       SOLE                   193949
ALLTEL CORP                    COM              020039103     7529   117954 SH       SOLE                   117954
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2108       23 SH       SOLE                       23
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    14762     4851 SH       SOLE                     4851
BROADWING CORP                 COM              11161E101     5336   515542 SH       SOLE                   515542
CITIGROUP INC                  COM              172967101     5333   110526 SH       SOLE                   110526
CROWN HOLDINGS INC             COM              228368106     9108   584992 SH       SOLE                   584992
CRESCENT REAL ESTATE EQUITIE   COM              225756105     3932   211874 SH       SOLE                   211874
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     2645   125472 SH       SOLE                   125472
US LEC CORP                    CL A             90331S109      988   303213 SH       SOLE                   303213
COMCAST CORP NEW               Cl A             20030N101     5833   178157 SH       SOLE                   178157
COMCAST CORP NEW               CL A SPL         20030N200    10431   318218 SH       SOLE                   318218
CNA FINL CORP                  COM              126117100    14135   428849 SH       SOLE                   428849
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     7167  1378362 SH       SOLE                  1378362
DOBSON COMMUNICATIONS CORP     CL A             256069105    13269  1716505 SH       SOLE                  1716505
DU PONT E I DE NEMOURS & CO    COM              263534109    11175   268618 SH       SOLE                   268618
DISCOVERY HOLDING CO           CL A COM         25468Y107     8755   598405 SH       SOLE                   598405
DUKE ENERGY CORP               COM              264399106     4247   144602 SH       SOLE                   144602
SALOMON BROS GLBL HIGH INC F   COM              79550G102     4508   358375 SH       SOLE                   358375
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102     8967    94364 SH       SOLE                    94364
FRANKLIN UNVL TR               SH BEN INT       355145103     6066   970510 SH       SOLE                   970510
SALOMON BROS VAR RATE STRT F   COM              79550X105    11526   677625 SH       SOLE                   677625
GATEWAY INC                    COM              367626108     1933  1017541 SH       SOLE                  1017541
HCA INC                        COM              404119109    12071   279736 SH       SOLE                   279736
HOOPER HOLMES INC              COM              439104100      835   273900 SH       SOLE                   273900
HUNTSMAN CORP                  COM              447011107     7180   414548 SH       SOLE                   414548
HUNTSMAN CORP                  PFD MND CV 5%    447011206     5904   151971 SH       SOLE                   151971
MORGAN STANLEY                 INSD CA MUN      61745P825     3827   282046 SH       SOLE                   282046
PT INDOSAT TBK                 SPONSORED ADR    744383100      486    20895 SH       SOLE                    20895
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102     7643   591600 SH       SOLE                   591600
NUVEEN PFD & CONV INCOME FD    COM SHS          67073D102     6804   554070 SH       SOLE                   554070
JOURNAL REGISTER CO            COM              481138105    10801  1205433 SH       SOLE                  1205433
LIBERTY GLOBAL INC             COM SER A        530555101     5093   236871 SH       SOLE                   236871
LIBERTY GLOBAL INC             COM SER C        530555309     9499   461774 SH       SOLE                   461774
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302     9861   117714 SH       SOLE                   117714
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     9831   569593 SH       SOLE                   569593
LOEWS CORP                     COM              540424108    13658   385271 SH       SOLE                   385271
LYONDELL CHEMICAL CO           COM              552078107    10892   480688 SH       SOLE                   480688
MILLS CORP                     COM              601148109     8980   335709 SH       SOLE                   335709
MTR GAMING GROUP INC           COM              553769100     2614   278630 SH       SOLE                   278630
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    10242   592366 SH       SOLE                   592366
MERCK & CO INC                 COM              589331107     8191   224836 SH       SOLE                   224836
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    27254   744639 SH       SOLE                   744639
NASH FINCH CO                  COM              631158102     5367   252090 SH       SOLE                   252090
NES RENTALS HOLDINGS INC       COM              640820106     8192   447184 SH       SOLE                   447184
NEWS CORP                      CL A             65248E104    14910   777383 SH       SOLE                   777383
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     4388   330200 SH       SOLE                   330200
OWENS ILL INC                  COM NEW          690768403     6414   382671 SH       SOLE                   382671
OWENS ILL INC                  PFD CONV $.01    690768502     4395   125572 SH       SOLE                   125572
PMC COML TR                    SH BEN INT       693434102     1514   119578 SH       SOLE                   119578
PIMCO FLOATING RATE STRTGY F   COM              72201J104     6582   346967 SH       SOLE                   346967
PUTNAM MASTER INTER INCOME T   SHR BEN INT      746909100     8956  1497712 SH       SOLE                  1497712
PARK OHIO HLDGS CORP           COM              700666100    11511   666508 SH       SOLE                   666508
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102     8390   696230 SH       SOLE                   696230
Q E P INC                      COM              74727K102     2033   259016 SH       SOLE                   259016
RCN CORP                       COM NEW          749361200     6487   260223 SH       SOLE                   260223
SALEM COMMUNICATIONS CORP DE   CL A             794093104      303    23300 SH       SOLE                    23300
SEA CONTAINERS LTD             CL A             811371707     2507   527807 SH       SOLE                   527807
SK TELECOM LTD                 SPONSORED ADR    78440P108     8827   376920 SH       SOLE                   376920
ST PAUL TRAVELERS INC          COM              792860108    16355   366878 SH       SOLE                   366878
SOUTHERN UN CO NEW             COM              844030106     5390   199199 SH       SOLE                   199199
SUREWEST COMMUNICATIONS        COM              868733106      833    43125 SH       SOLE                    43125
SAFEWAY INC                    COM NEW          786514208    13420   516161 SH       SOLE                   516161
TESORO CORP                    COM              881609101     4896    65844 SH       SOLE                    65844
VALERO ENERGY CORP NEW         COM              91913Y100     8532   128256 SH       SOLE                   128256
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100    14362   674278 SH       SOLE                   674278
WILLIAMS COS INC DEL           COM              969457100     7910   338624 SH       SOLE                   338624
WHX CORP                       COM NEW          929248508      650    70638 SH       SOLE                    70638
AMGEN INC                      NOTE    3/0      031162AL4    11891 16171000 SH       SOLE                 16171000
GATEWAY INC                    NOTE 2.000%12/3  367626AD0     9658 13278000 SH       SOLE                 13278000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1     9225  9133000 SH       SOLE                  9133000
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2    10075  7046000 SH       SOLE                  7046000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7      507   581000 SH       SOLE                   581000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     5825 15443000 SH       SOLE                 15443000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3     9625 12560000 SH       SOLE                 12560000